Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes

Note 10.Income Taxes

The Company utilized the discrete method for estimating its interim income tax provision. During the three and six months ended June 30, 2024, the Company recorded an income tax provision of $49,421 and $114,124, respectively, and our effective tax rate was (7.0)% and (30.03)%, respectively. During the three and six months ended June 30, 2023, the Company recorded an income tax provision of $591,012 and $1,110,969, respectively, and our effective tax rate was 26.3% and 28.1%, respectively. The effective tax rate differs from the Federal statutory tax rate of 21% due to changes in the fair value of warrant liabilities and valuation allowance on the deferred tax assets.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which primarily consist of capitalized startup costs. The Company considered the history of cumulative net losses, estimated future taxable income and prudent and feasible tax planning strategies, and has concluded that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As such, the Company recorded a full valuation allowance against net deferred tax assets as of June 30, 2024.

Note 10.Income Taxes

The Company’s net deferred tax assets at December 31, 2023 and 2022 is as follows:

	December 31,
	2023	2022
Deferred tax assets:
Capitalized start-up costs	$877,440	$579,901
Net operating loss carryforward	39,845	—
Total deferred tax assets	917,285	579,901
Valuation allowance	(861,760)	(211,887)
Net deferred tax assets	55,525	368,014
Deferred tax liabilities:
Accrued dividends on marketable securities held in Trust Account	(55,525)	(368,014)
Total deferred tax liabilities	(55,525)	(368,014)
Net deferred tax assets (liabilities)	$—	$—

The income tax provision for the years ended December 31, 2023 and 2022 consists of the following:

	December 31,
	2023	2022
Current expense (benefit)
Federal	$1,319,280	$362,282
State	—	—
Deferred expense (benefit)
Federal	(457,790)	17,037
State	(192,083)	(13,143)
Change in Valuation Allowance	649,873	(3,894)
Income tax provision	$1,319,280	$362,282

As of December 31, 2023 and 2022, the Company has federal net operating loss carryforwards of $0 and $0, respectively, that may be carried forward indefinitely. As of December 31, 2023 and 2022, the Company has gross state net operating loss carryforwards of $570,536 and $0, respectively, which begin to expire in 2041.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2023 and 2022, the change in the valuation allowance was $649,873 and $3,894, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	December 31,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(4.74)%	(0.07)%
Change in fair value of warrant liabilities	0.28%	(18.95)%
Change in valuation allowance	16.05%	(0.02)%
Income tax provision	32.59%	1.96

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants and the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the years ended December 31, 2023 and 2022 remain open and subject to examination. The Company considers Delaware to be a significant state tax jurisdiction.

Angel Studios, Inc. CIK: 0001671941
Income Taxes
11.	Income Taxes

The provision for income taxes differs from the amount computed at federal statutory rates as follows for the years ended December 31:

	2023	2022
Federal income tax at statutory rates	$1,326,085	$(3,016,213)
State income tax at statutory rates	(228,939)	(422,908)
DTA adjustment	(115,470)	—
Change in valuation allowance	(2,348,227)	2,348,227
Federal tax credits	(1,216,878)	—
Other	(114,006)	325,709
	$(2,697,435)	$(765,185)

Significant components of the Company’s net deferred income tax assets, which are included in other long-term assets on the consolidated balance sheets, are as follows as of December 31:

	2023	2022
Net operating loss carryforwards	$—	$1,044,440
Research and development	3,787,461	1,108,958
Digital asset impairment	1,920,228	1,919,244
Research and development credits	229,867	—
Depreciation and amortization	(330,698)	(305,337)
Accruals and reserves	(554,006)	(317,970)
Deferred gain on sale	(1,052,533)	(1,101,108)
Valuation allowance	—	(2,348,227)
	$4,000,319	$—

As of December 31, 2022, the Company had net operating loss (NOL) carryforwards available to offset future taxable income, of approximately $4,106,000. The utilization of the NOL carryforwards is subject to annual limitations under Section 382 of the Internal Revenue Code. Section 382 imposes limitations on a corporation’s ability to utilize its NOL carryforwards if it experiences an “ownership change.” In general terms, an ownership change results from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50% over a three-year period. The Company used all available NOL carryforwards to offset taxable income during 2023.

The Company has concluded that there are no significant uncertain tax positions requiring disclosure.